Earnings Per Share - Components of Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Earnings Per Share [Abstract]
Net income attributable to U.S. Bancorp	$ 7,570		$ 6,299		$ 5,429
Preferred dividends	(329)	[1]	(352)	[2]	(350)	[3]
Earnings allocated to participating stock awards	(47)		(38)		(28)
Net income attributable to U.S. Bancorp	7,194		5,909		5,051
Net income applicable to U.S. Bancorp common shareholders	$ 7,194		$ 5,909		$ 5,051
Average common shares outstanding (in shares)	1,557		1,560		1,543
Net effect of the exercise and assumed purchase of stock awards (in shares)	1		1		0
Average diluted common shares outstanding (in shares)	1,558		1,561		1,543
Earnings per common share (in dollars per share)	$ 4.62		$ 3.79		$ 3.27
Diluted earnings per common share (in dollars per share)	$ 4.62		$ 3.79		$ 3.27

[1]	Reflects dividends declared per share on the Company’s Series A, Series B, Series J, Series K, Series L, Series M, Series N and Series O Non-Cumulative Perpetual Preferred Stock of $5,551.953, $1,281.530, $1,325.00, $1,375.00, $937.50, $1,000.00, $925.00, and $1,125.00, respectively.
[2]	Reflects dividends declared per share on the Company’s Series A, Series B, Series J, Series K, Series L, Series M, Series N, and Series O Non-Cumulative Perpetual Preferred Stock of $6,537.806, $1,527.702, $1,325.00, $1,375.00, $937.50, $1,000.00, $925.00, and $1,125.00, respectively.
[3]	Reflects dividends declared per share on the Company’s Series A, Series B, Series J, Series K, Series L, Series M, Series N, and Series O Non-Cumulative Perpetual Preferred Stock of $6,439.904, $1,503.518, $1,325.00, $1,375.00, $937.50, $1,000.00, $925.00, and $1,125.00, respectively.